SHAREHOLDERS' EQUITY (Detail Textuals) - USD ($)		12 Months Ended
	Dec. 18, 2023	Dec. 31, 2022	Dec. 31, 2023	Jul. 31, 2023
Disclosure of classes of share capital [line items]
Maximum amount for share buyback program	$ 20,000,000	$ 95,000,000
Number of ordinary shares repurchase	221,506		2,505,851
Amount of ordinary shares repurchase	$ 600		$ 8,700,000
Restricted Share Units
Disclosure of classes of share capital [line items]
Number of ordinary shares repurchase				2,240
Nexxen International Ltd. and its subsidiaries
Disclosure of classes of share capital [line items]
Number of ordinary shares repurchase		16,906,795
Amount of ordinary shares repurchase		$ 86,300,000